STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund

May 31, 2023 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 94.8%
Automobiles & Components - .8%
General Motors Co.	87,384	2,832,116
Banks - 7.8%
JPMorgan Chase & Co.	141,713	19,231,871
U.S. Bancorp	290,380	8,682,362
		27,914,233
Capital Goods - 7.4%
Caterpillar, Inc.	12,281	2,526,816
Eaton Corp. PLC	29,738	5,230,914
L3Harris Technologies, Inc.	18,960	3,335,443
Northrop Grumman Corp.	6,946	3,024,914
Raytheon Technologies Corp.	131,523	12,118,529
		26,236,616
Consumer Services - 3.0%
International Game Technology PLC	430,689	10,564,801
Energy - 13.0%
ConocoPhillips	31,461	3,124,077
EQT Corp.	113,015	3,929,532
Exxon Mobil Corp.	128,706	13,151,179
Hess Corp.	62,366	7,899,901
Marathon Petroleum Corp.	46,468	4,874,958
Occidental Petroleum Corp.	47,214	2,722,359
Schlumberger NV	113,840	4,875,767
Shell PLC, ADR	103,708	5,807,648
		46,385,421
Financial Services - 13.0%
Ameriprise Financial, Inc.	16,716	4,989,225
Ares Management Corp., Cl. A	53,930	4,696,764
CME Group, Inc.	70,732	12,643,345
Morgan Stanley	90,349	7,386,934
The Charles Schwab Corp.	71,415	3,762,856
The Goldman Sachs Group, Inc.	16,426	5,320,381
Voya Financial, Inc.	108,695	7,369,521
		46,169,026
Food, Beverage & Tobacco - 1.6%
British American Tobacco PLC, ADR	88,117	2,794,190
Bunge Ltd.	30,964	2,868,505
		5,662,695
Health Care Equipment & Services - 7.2%
Becton, Dickinson and Co.	33,933	8,203,642

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.8% (continued)
Health Care Equipment & Services - 7.2% (continued)
Medtronic PLC	162,434		13,443,038
UnitedHealth Group, Inc.	8,216		4,003,164
			25,649,844
Household & Personal Products - .9%
Kenvue, Inc.	124,097	[a]	3,113,594
Insurance - 7.1%
Assurant, Inc.	50,099		6,011,379
Chubb Ltd.	24,054		4,469,233
Everest Re Group Ltd.	23,315		7,927,566
The Allstate Corp.	64,985		7,047,623
			25,455,801
Materials - 3.0%
CF Industries Holdings, Inc.	38,296		2,355,587
Freeport-McMoRan, Inc.	245,124		8,417,558
			10,773,145
Media & Entertainment - 5.5%
Comcast Corp., Cl. A	117,913		4,639,877
Omnicom Group, Inc.	81,461		7,184,046
The Interpublic Group of Companies, Inc.	204,367		7,600,409
			19,424,332
Pharmaceuticals, Biotechnology & Life Sciences - 11.6%
AbbVie, Inc.	76,003		10,485,374
Eli Lilly & Co.	8,703		3,737,590
Gilead Sciences, Inc.	172,133		13,243,913
Sanofi, ADR	268,684		13,708,258
			41,175,135
Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc.	55,923		7,454,536
Technology Hardware & Equipment - 4.9%
Cisco Systems, Inc.	349,774		17,373,275
Transportation - 1.0%
FedEx Corp.	16,491		3,594,708
Utilities - 4.9%
Constellation Energy Corp.	109,570		9,206,071
Exelon Corp.	136,257		5,402,590
PPL Corp.	103,455		2,710,521
			17,319,182
Total Common Stocks (cost $306,363,194)			337,098,460

	Preferred Dividend Yield (%)
Preferred Stocks - 1.0%
Health Care Equipment & Services - 1.0%
Becton, Dickinson and Co. (cost $3,584,165)	6.03	76,112		3,665,554
	1-Day Yield (%)
Investment Companies - 4.3%
Registered Investment Companies - 4.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $15,205,595)	5.19	15,205,595	[b]	15,205,595
Total Investments (cost $325,152,954)		100.1%		355,969,609
Liabilities, Less Cash and Receivables		(.1%)		(273,474)
Net Assets		100.0%		355,696,135

ADR—American Depositary Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund

May 31, 2023 (Unaudited)

The following is a summary of the inputs used as of May 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	337,098,460	-	-	337,098,460
Equity Securities - Preferred Stocks	3,665,554	-	-	3,665,554
Investment Companies	15,205,595	-	-	15,205,595

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust's Board of Trustees (the "Board") has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2023, accumulated net unrealized appreciation on investments was $30,816,655, consisting of $38,293,685 gross unrealized appreciation and $7,477,030 gross unrealized depreciation.

At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.